Segments and Geographical Information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 6:	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Robotics Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the six months ended June 30, 2019 and 2018 were as follows:

	RFID and Robotics Solutions	Supply Chain Solutions	Intercompany	Consolidated

Six months ended June 30, 2019
Revenues	$7,027	$9,616	$(94)	$16,549
Gross profit	$1,404	$1,978	$-	$3,382
Assets related to segment (see Note 5)	$7,454	$1,101	$-	$8,555

Six months ended June 30, 2018
Revenues	$7,145	$8,740	$(42)	$15,843
Gross profit	$1,696	$1,521	$-	$3,217
Assets related to segment	$5,349	$627	$-	$5,976

b.	The following presents total revenues for the six months ended June 30, 2019 and 2018 based on the location of customers:

	June 30,
	2019	2018
	Unaudited

Israel	$11,081	$11,471
Far East	3,074	1,342
India	1,494	2,723
Europe	479	252
United States	421	55

	$16,549	$15,843